Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (851,200)	₩ (820,627)
Deferred tax expense (income)	(63,796)	(4,749)
Directly charged to (credited from) equity	(443,279)	(11,005)	₩ 16,175
Reclassified as liabilities held for sale	(4,916)	151
Changes in consolidation scope		(14,970)
Ending	(1,363,191)	(851,200)	(820,627)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	76,590	75,115
Deferred tax expense (income)	(3,648)	1,475
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	(11)	0
Changes in consolidation scope		0
Ending	72,931	76,590	75,115
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(968)	(6,839)
Deferred tax expense (income)	479	(1,395)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	7,266
Changes in consolidation scope		0
Ending	(489)	(968)	(6,839)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(39,533)	(2,526)
Deferred tax expense (income)	60,448	(32,508)
Directly charged to (credited from) equity	(502,149)	(4,499)
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	(481,234)	(39,533)	(2,526)
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	69,749	22,930
Deferred tax expense (income)	(42,234)	62,447
Directly charged to (credited from) equity	(3,813)	(15,628)
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	23,702	69,749	22,930
Property and equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(423,592)	(419,413)
Deferred tax expense (income)	43,417	(3,861)
Directly charged to (credited from) equity	66,310	0
Reclassified as liabilities held for sale	(6)	(318)
Changes in consolidation scope		0
Ending	(313,871)	(423,592)	(419,413)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,331	1,319
Deferred tax expense (income)	(190)	12
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	(57)	0
Changes in consolidation scope		0
Ending	1,084	1,331	1,319
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	38,034	12,430
Deferred tax expense (income)	(30,206)	18,338
Directly charged to (credited from) equity	4,301	7,266
Reclassified as liabilities held for sale	(53)	0
Changes in consolidation scope		0
Ending	12,076	38,034	12,430
Valuation gain on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	14,478	19,670
Deferred tax expense (income)	(5,439)	(7,094)
Directly charged to (credited from) equity	(7,614)	1,902
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	1,425	14,478	19,670
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,370	20,667
Deferred tax expense (income)	1,206	(297)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	21,576	20,370	20,667
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(722,952)	(718,211)
Deferred tax expense (income)	(125,979)	(4,741)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	(848,931)	(722,952)	(718,211)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	19,959	17,565
Deferred tax expense (income)	29,481	2,394
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	49,440	19,959	17,565
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(370,771)	(389,863)
Deferred tax expense (income)	49,035	19,092
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	(321,736)	(370,771)	(389,863)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	394,206	388,091
Deferred tax expense (income)	(8,912)	6,115
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	0
Changes in consolidation scope		0
Ending	385,294	394,206	388,091
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(50,634)	4,266
Deferred tax expense (income)	(22,647)	(47,646)
Directly charged to (credited from) equity	(314)	(46)
Reclassified as liabilities held for sale	(4,789)	(7,486)
Changes in consolidation scope		278
Ending	(78,384)	(50,634)	4,266
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(973,733)	(974,799)
Deferred tax expense (income)	(55,189)	12,331
Directly charged to (credited from) equity	(443,279)	(11,005)
Reclassified as liabilities held for sale	(4,916)	(538)
Changes in consolidation scope		278
Ending	(1,477,117)	(973,733)	(974,799)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	122,533	154,172
Deferred tax expense (income)	(8,607)	(17,080)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0	689
Changes in consolidation scope		(15,248)
Ending	113,926	122,533	154,172
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	0	7,150
Deferred tax expense (income)		2,812
Directly charged to (credited from) equity		0
Reclassified as liabilities held for sale		689
Changes in consolidation scope		(10,651)
Ending		0	7,150
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ 122,533	147,022
Deferred tax expense (income)		(19,892)
Directly charged to (credited from) equity		0
Reclassified as liabilities held for sale		0
Changes in consolidation scope		(4,597)
Ending		₩ 122,533	₩ 147,022